ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries and variable interest entities

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online	October 2, 2019	HK	100%	Investment holding
Hongen Investment	November 11, 2019	PRC	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	PRC	100%	Research and development
Variable interest entity:
Tianjin Hongen	March 30, 2016	PRC	Nil	Operation of online applications
Subsidiaries of the VIE:
Beijing Hongen Perfect Future Education Technology Co., Ltd.	July 1, 2016	PRC	Nil	Research and development
Tianjin Hongen Perfect Technology Development Co., Ltd.	August 26, 2019	PRC	Nil	Operation of online applications
Beijing Jinhongen	September 4, 2019	PRC	Nil	Offerings of products and other services

Schedule of VIE and its subsidiaries' financial statements

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	247,253	315,775	49,552
Accounts receivable, net of allowance of RMB156 and RMB381 (US$60) as of December 31, 2020 and 2021, respectively	77,965	56,132	8,808
Inventories, net	16,873	28,054	4,402
Amounts due from related parties (including amounts due from Group companies of RMB5,141 and RMB67,899 (US$10,655) as of December 31, 2020 and 2021, respectively)	5,463	70,744	11,101
Prepayments and other current assets	64,587	72,332	11,350
Total current assets	412,141	543,037	85,213
Non‑current assets
Property and equipment, net	6,390	11,949	1,875
Intangible assets, net	10,582	17,259	2,708
Operating lease right‑of‑use assets	6,521	19,100	2,998
Amounts due from related parties	—	3,009	472
Other non‑current assets	784	3,604	566
Total non‑current assets	24,277	54,921	8,619
Total assets	436,418	597,958	93,832
LIABILITIES
Current liabilities
Accounts payable	19,980	25,950	4,072
Deferred revenue and customer advances	268,613	302,980	47,544
Amounts due to related parties (including amounts due to Group companies of nil and RMB8,410 (US$1,320) as of December 31, 2020 and 2021, respectively)	485	12,289	1,928
Accrued expenses and other current liabilities	95,200	88,053	13,817
Current operating lease liabilities	1,544	11,735	1,841
Total current liabilities	385,822	441,007	69,202
Non‑current liabilities
Non‑current operating lease liabilities	5,070	6,501	1,020
Total non‑current liabilities	5,070	6,501	1,020
Total liabilities	390,892	447,508	70,222

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)